Note 15 - Earnings Per Share	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Earnings Per Share [Text Block]

Note 15 - Earnings Per Share

Basic and diluted earnings per share years ended December 31, 2023 and 2022

	For the Year Ended
	December 31,
	2023	2022
Net income (loss) attributable to common shareholders	$(3,060,433)	$(12,127,068)

Basic weighted average shares	5,168,339	4,835,389

Basic income and diluted loss per share	$(0.59)	$(2.51)

The table below includes information related to stock options and warrants that were outstanding at the end of each respective year ended December 31, 2023 and 2022. For periods in which we incurred a net loss, these amounts are not included in weighted average dilutive shares because their impact would be anti-dilutive.

	For the Year Ended
	2023	2022
Weighted average stock options	1,060,717	600,796
Weighted average price of stock options	$19.38	$4.81

Weighted average warrants	2,084,994	1,010,337
Weighted average price of warrants	$2.50	$2.47

Average price of common stock	$5.37	$4.06